                          VAN KAMPEN SERIES FUND, INC.
                            ON BEHALF OF ITS SERIES,
                      VAN KAMPEN GLOBAL VALUE EQUITY FUND

                    SUPPLEMENT DATED JANUARY 11, 2006 TO THE

          CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES PROSPECTUS
                       PROSPECTUS DATED OCTOBER 31, 2005
                                    AND THE
                                 CLASS I SHARES
                       PROSPECTUS DATED OCTOBER 31, 2005

    Each Prospectus is hereby supplemented as follows:

    The section entitled "INVESTMENT ADVISORY SERVICES -- PORTFOLIO MANAGEMENT"is hereby deleted in its entirety and replaced with the following:

                              PORTFOLIO MANAGEMENT

    The Fund is managed within the Global Value team. The team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Fund's portfolio are Frances Campion, a Managing Director of the Subadviser, Colin McQueen, an Executive Director of the Subadviser, and Douglas M. McGraw, Martin J. Moorman and Noreen Griffin, each a Vice President of the Subadviser.

    Ms. Campion has been associated with the Subadviser in an investment management capacity since January 1990 and joined the team managing the Fund in 1997. Mr. McQueen has been associated with the Subadviser in an investment management capacity since December 2005 and joined the team managing the Fund in December 2005. Prior to December 2005, Mr. McQueen was a portfolio manager at UBS Global Asset Management. Mr. McGraw has been associated with the Subadviser in an investment management capacity since June 2001 and joined the team managing the Fund in October 2004. Prior to June 2001, Mr. McGraw was completing his graduate schooling. Mr. Moorman has been associated with the Subadviser in an investment management capacity since September 2003 and joined the team managing the Fund in October 2004. Prior to September 2003, Mr. Moorman was a portfolio manager at Delaware International Advisors. Ms. Griffin has been associated with the Subadviser in an investment management capacity since October 2005 and joined the team managing the Fund in November 2005. Prior to October 2005, Ms. Griffin was a portfolio manager at Setanta Asset Management.

    Ms. Campion is the lead manager of the Fund and Messrs. McQueen, McGraw and Moorman and Ms. Griffin are co-portfolio managers. Ms. Campion is responsible for the execution of the overall strategy of the Fund.

    The Fund's Statement of Additional Information provides additional information about the portfolio managers' compensation structure, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Fund.

    The composition of the team may change without notice from time to time.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                    MSGLSPT 1/06
                                                                     65004SPT-01

                       SUPPLEMENT DATED JANUARY 11, 2006
                                     TO THE
           STATEMENT OF ADDITIONAL INFORMATION DATED OCTOBER 31, 2005
                          VAN KAMPEN SERIES FUND, INC.
                            ON BEHALF OF ITS SERIES,
                      VAN KAMPEN GLOBAL VALUE EQUITY FUND

     The Statement of Additional Information is hereby supplemented as follows:

     (1) The section entitled "FUND MANAGEMENT -- OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGERS -- GLOBAL VALUE EQUITY FUND" is hereby deleted and replaced with the following:

     GLOBAL VALUE EQUITY FUND

     As of June 30, 2005, Frances Campion managed six mutual funds with a total of approximately $2.3 billion in assets; 13 pooled investment vehicles other than mutual funds with a total of approximately $1.8 billion in assets; and 727 other accounts (which include separate accounts managed under certain "wrap fee programs") with a total of approximately $2.2 billion in assets.

     Colin McQueen joined the team managing the Fund in December 2005. As of November 30, 2005, Mr. McQueen managed no mutual funds; no pooled investment vehicles other than mutual funds; and no other accounts.

     As of June 30, 2005, Douglas M. McGraw managed six mutual funds with a total of approximately $2.3 billion in assets; 13 pooled investment vehicles other than mutual funds with a total of approximately $1.8 billion in assets; and 727 other accounts (which include separate accounts managed under certain "wrap fee programs") with a total of approximately $2.2 billion in assets.

     As of June 30, 2005, Martin J. Moorman managed six mutual funds with a total of approximately $2.3 billion in assets; 13 pooled investment vehicles other than mutual funds with a total of approximately $1.8 billion in assets; and 727 other accounts (which include separate accounts managed under certain "wrap fee programs") with a total of approximately $2.2 billion in assets.

     Noreen Griffin joined the team managing the Fund in November 2005. As of November 30, 2005, Ms. Griffin managed seven mutual funds with a total of approximately $2.4 billion in assets; 10 pooled investment vehicles other than mutual funds with a total of approximately $1.7 billion in assets; and 636 other accounts (which include separate accounts managed under certain "wrap fee programs") with a total of approximately $2.2 billion in assets.

     (2) The section entitled "FUND MANAGEMENT -- SECURITIES OWNERSHIP OF PORTFOLIO MANAGERS -- GLOBAL VALUE EQUITY FUND" is hereby deleted and replaced with the following:

     GLOBAL VALUE EQUITY FUND

     As of June 30, 2005 (November 30, 2005 with respect to Ms. Griffin and Mr. McQueen), the dollar range of securities beneficially owned by each portfolio manager in the Fund is shown below:

         Frances Campion -- None*
         Colin McQueen -- None
         Douglas M. McGraw -- None*
         Martin J. Moorman -- None*
         Noreen Griffin -- None
---------------

* Not included in the table above, the portfolio manager has made investments in one or more other mutual funds managed by the same portfolio management team pursuant to a similar strategy.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                MSGLSPTSAI  1/06